Other Non-Current Liabilities - Additional Information (Detail) ₺ in Thousands, $ in Thousands	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Other non-current liabilities [abstract]
Contingent payment	₺ 377,190	$ 100,000
Discount rate	4.80%	4.80%	5.60%